Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt
Debt

Long-term debt consisted of the following as of September 30, 2014, and December 31, 2013:

	September 30, 2014	December 31, 2013
Master note and security agreement	$436.5	$490.2
Term loan A—$450.0 million due April 2019	444.4	—
Term loan A—$450.0 million due July 2017	—	416.3
Term loan B—$300.0 million due April 2021	296.4	—
Term loan B—$200.0 million due July 2018	—	194.8
Revolving credit facility—$850.0 million due April 2019	106.2	—
Revolving credit facility—$850.0 million due July 2017	—	209.8
Senior unsecured notes—$300.0 million due May 2022	300.0	—
International term loan—$71.9 million	—	58.2
International revolving credit facility—$15.2 million	2.1	2.3
Equipment term loans	14.1	16.4
Other	8.3	5.3
Total debt	$1,608.0	$1,393.3
Less: short-term debt and current portion of long-term debt	(102.2)	(127.6)
Long-term debt	$1,505.8	$1,265.7

Fair Value of Debt

Based upon the interest rates available to the Company for borrowings with similar terms and maturities, the fair value of the Company's total debt was approximately $1.6 billion and $1.4 billion at September 30, 2014 and December 31, 2013, respectively. The fair value determination of the Company's total debt was categorized as Level 2 in the fair value hierarchy (see Note 12, "Financial Instruments and Fair Value Measurements," for the definition of Level 2 inputs).

$1.9 Billion Debt Financing Arrangements

The Company completed its $1.9 billion debt financing arrangements on April 28, 2014, which included refinancing, extending and expanding its existing revolving credit facility, Term Loan A and Term Loan B with a $1.6 billion senior secured credit facility (the “Senior Secured Credit Facility”) and an offering of $300 million aggregate principal amount of its unsecured 7.0% senior notes due May 1, 2022 (the “Senior Unsecured Notes”). The Senior Secured Credit Facility and the Senior Unsecured Notes were entered into to extend and stagger the Company’s debt maturity profile, further diversify its capital structure and provide more borrowing capacity to better position the Company to execute on its strategic goals. The proceeds from the Senior Secured Credit Facility and Senior Unsecured Notes were used to: (1) repay the Company’s previous revolving credit facility, Term Loan A, Term Loan B and the international term loan, (2) fund the acquisition of Brown Printing and (3) for general corporate purposes.

Senior Secured Credit Facility

The Senior Secured Credit Facility consists of three different loan facilities. The first facility is a revolving credit facility in the amount of $850.0 million with a term of five years maturing on April 27, 2019. The second facility is a Term Loan A in the aggregate amount of $450.0 million with a term of five years maturing on April 27, 2019, subject to certain required amortization. The third facility is a Term Loan B in the amount of $300.0 million with a term of seven years maturing on April 27, 2021, subject to certain required amortization.

Borrowings under the revolving credit facility and Term Loan A loans made under the Senior Secured Credit Facility will initially bear interest at 2.00% in excess of reserve adjusted London Interbank Offered Rate ("LIBOR"), or 1.00% in excess of an alternate base rate, and Term Loan B loans will bear interest at 3.25% in excess of reserve adjusted LIBOR, with a LIBOR floor of 1.00%, or 2.25% in excess of an alternative base rate at the Company's option.

The Senior Secured Credit Facility is secured by substantially all of the unencumbered assets of the Company. The Senior Secured Credit Facility also requires the Company to provide additional collateral to the lenders in certain limited circumstances.

Senior Unsecured Notes

The Company received $294.8 million in net proceeds from the sale of the Senior Unsecured Notes, after deducting the initial purchasers’ discounts and commissions. Each of the Company's existing and future domestic subsidiaries that is a borrower or guarantees indebtedness under the Company's Senior Secured Credit Facility or that guarantees certain of the Company's other indebtedness or indebtedness of the Company's restricted subsidiaries (other than intercompany indebtedness) fully and unconditionally guarantee or, in the case of future subsidiaries, will guarantee, on a joint and several basis, the Senior Unsecured Notes (the "Guarantor Subsidiaries"). All of the current Guarantor Subsidiaries are 100% owned by the Company. Guarantor Subsidiaries will be automatically released from these guarantees upon the occurrence of certain events, including the following:

•	the designation of any of the Guarantor Subsidiaries as an unrestricted subsidiary;

•	the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the Senior Unsecured Notes by any of the Guarantor Subsidiaries; or

•	the sale or disposition, including the sale of substantially all the assets, of any of the Guarantor Subsidiaries.

Debt Issuance Costs and Original Issue Discount

The Company incurred $14.3 million in debt issuance costs in conjunction with the $1.9 billion debt financing arrangement completed on April 28, 2014. In accordance with the accounting guidance for the treatment of debt issuance costs in a debt extinguishment, of the $14.3 million in new debt issuance costs, $11.0 million was capitalized and is classified as other long-term assets in the condensed consolidated balance sheets and $3.3 million was expensed and is classified as loss on debt extinguishment in the condensed consolidated statements of operations. In addition, a new original issue discount of $3.0 million related to Term Loan B of the Senior Secured Credit Facility was classified as a reduction of long-term debt in the condensed consolidated balance sheets.

The loss on debt extinguishment recorded in the condensed consolidated statements of operations for the nine months ended September 30, 2014, was comprised of the following:

Loss on Debt Extinguishment
Debt issuance costs:
Loss on debt extinguishment from July 26, 2011 $1.5 billion debt financing arrangement fees that were previously capitalized	$2.1
Debt issuance costs from April 28, 2014 $1.9 billion debt financing arrangement	3.3
Original issue discount:
Original issue discount from July 26, 2011 $1.5 billion debt financing arrangement	0.6
Total	$6.0

Activity impacting the Company's capitalized debt issuance costs for the nine months ended September 30, 2014, was as follows:

Capitalized Debt Issuance Costs
Balance at December 31, 2013	$13.9
Capitalized debt issuance costs from April 28, 2014 $1.9 billion debt financing arrangement	11.0
Loss on debt extinguishment from July 26, 2011 $1.5 billion debt financing arrangement fees that were previously capitalized	(2.1)
Amortization of debt issuance costs	(2.9)
Balance at September 30, 2014	$19.9

Activity impacting the Company's original issue discount for the nine months ended September 30, 2014, was as follows:

Original Issue Discount
Balance at December 31, 2013	$0.7
Original issue discount from April 28, 2014 $1.9 billion debt financing arrangement	3.0
Loss on debt extinguishment from July 26, 2011 $1.5 billion debt financing arrangement	(0.6)
Amortization of original issue discount	(0.3)
Balance at September 30, 2014	$2.8

Amortization expense for debt issuance costs and original issue discount was $1.1 million and $3.2 million for the three and nine months ended September 30, 2014, respectively, and $1.0 million and $3.1 million for the three and nine months ended September 30, 2013, respectively. The debt issuance costs and original issue discount are being amortized on a straight-line basis over the five, seven and eight year lives of the related debt instruments.

Covenants and Compliance

The Company's various lending arrangements included certain financial covenants (all financial terms, numbers and ratios are as defined in the Company's debt agreements). Among these covenants, the Company was required to maintain the following as of September 30, 2014 (for each covenant, the most restrictive measurement has been included below):

•
On a rolling twelve-month basis, the total leverage ratio, defined as total consolidated debt (less certain unrestricted domestic cash) to consolidated EBITDA, shall not exceed 3.75 to 1.00 (for the twelve months ended September 30, 2014, the Company's leverage ratio was 2.76 to 1.00).

•
On a rolling twelve-month basis, the senior secured leverage ratio, defined as senior secured debt (less certain unrestricted domestic cash) to consolidated EBITDA, shall not exceed 3.50 to 1.00 (for the twelve months ended September 30, 2014, the Company's senior secured leverage ratio was 2.26 to 1.00).

•
On a rolling twelve-month basis, the minimum interest coverage ratio, defined as consolidated EBITDA to consolidated cash interest expense, shall not be less than 3.50 to 1.00 (for the twelve months ended September 30, 2014, the Company's interest coverage ratio was 6.45 to 1.00).

•
On a rolling twelve-month basis, the fixed charge coverage ratio, defined as consolidated EBITDA and rent expense to interest and rent expense, shall not be less than 1.50 to 1.00 (for the twelve months ended September 30, 2014, the Company's fixed charge coverage ratio was 4.01 to 1.00).

•
Consolidated net worth of at least $793.8 million plus 40% of positive consolidated net income cumulatively for each year. As of September 30, 2014, consolidated net worth must be at least $793.8 million (as of September 30, 2014, the Company's consolidated net worth under the most restrictive covenant per the various debt agreements was $1.15 billion).

In addition to those covenants, the Senior Secured Credit Facility also includes certain limitations on acquisitions, indebtedness, liens, dividends and repurchases of capital stock, including:

•
If the Company's total leverage ratio is greater than 3.00 to 1.00 (as defined in the Senior Secured Credit Facility), the Company is prohibited from making greater than $120.0 million of annual dividend payments, capital stock repurchases and certain other payments. If the total leverage ratio is less than 3.00 to 1.00, there are no such restrictions.

•
If the Company's senior secured leverage ratio is greater than 3.00 to 1.00 or the Company's total leverage ratio is greater than 3.50 to 1.00 (these ratios as defined in the Senior Secured Credit Facility), the Company is prohibited from voluntarily prepaying any of the Senior Unsecured Notes and from voluntarily prepaying any other unsecured or subordinated indebtedness, with certain exceptions (including any mandatory prepayments on the Senior Unsecured Notes or any other unsecured or subordinated debt). If the senior secured leverage ratio is less than 3.00 to 1.00 and the total leverage ratio is less than 3.50 to 1.00, there are no such restrictions.

The indenture underlying the Senior Unsecured Notes contains various covenants, including, but not limited to, covenants that, subject to certain exceptions, limit the Company's and its restricted subsidiaries' ability to: incur and/or guarantee additional debt; pay dividends, repurchase stock or make certain other restricted payments; enter into agreements limiting dividends and certain other restricted payments; prepay, redeem or repurchase subordinated debt; grant liens on assets; enter into sale and leaseback transactions; merge, consolidate, transfer or dispose of substantially all of the Company's consolidated assets; sell, transfer or otherwise dispose of property and assets; and engage in transactions with affiliates.

Debt

Long-term debt consisted of the following as of December 31, 2013 and 2012:

	Weighted Average Interest Rate	2013	2012
Master note and security agreement(1)	7.47%	$490.2	$553.9
Term loan A—$450.0 million(2)	2.69%	416.3	444.4
Term loan B—$200.0 million(2)	4.00%	194.8	196.7
Revolving credit facility—$850.0 million(2)	2.68%	209.8	50.0
International term loan—$78.3 million(3)	2.74%	58.2	63.3
International revolving credit facility—$16.6 million(3)	4.16%	2.3	6.8
Equipment term loans(4)	4.75%	16.4	—
Other	21.78%	5.3	9.9
Total debt		$1,393.3	$1,325.0
Less: short-term debt and current portion of long-term debt		(127.6)	(113.3)
Long-term debt		$1,265.7	$1,211.7
______________________________

(1)
These senior notes have a weighted-average interest rate of 7.47%, which is fixed to maturity, with interest payable semiannually. Principal payments commenced September 1997 and extend through April 2036 in various tranches. The notes are collateralized by certain United States land, buildings and press and finishing equipment under the terms of the master note and security agreement.

(2)
On July 26, 2011, and as last amended on December 19, 2012, the Company entered into a $1.5 billion debt financing agreement with certain lenders to reduce the Company's borrowing costs with lower interest rates and to create more flexibility with a higher revolving credit capacity and improvement in financial terms. The $1.5 billion debt financing agreement includes three different loan facilities, a Term Loan A, a Term Loan B, and a revolving credit facility.

The revolving credit facility in the amount of $850.0 million and the Term Loan A in the aggregate amount of $450.0 million each had an initial term of five years that was extended an additional year as part of the December 19, 2012 amendment to mature on July 25, 2017. The Term Loan B in the amount of $200.0 million (net of a $1.0 million original issue discount) has a term of seven years maturing on July 25, 2018, subject to certain required amortization.

Borrowings under the revolving facility and Term Loan A loans made under the $1.5 billion debt financing agreement bear interest at London Interbank Offered Rate ("LIBOR") plus 2.25%, or 1.25% in excess of an alternate base rate, and Term Loan B loans bear interest at LIBOR plus 3.00%, with a LIBOR floor of 1.00%, or 2.00% in excess of an alternative base rate at the Company's option. At December 31, 2013, the Company had borrowings of $209.8 million on the revolving credit agreement, as well as $44.0 million of issued letters of credit, leaving $596.2 million available for future borrowings.

The proceeds from the Term Loan A, Term Loan B and revolving credit facility were used to repay all outstanding balances and terminate the Company's previous $1.23 billion debt financing agreement (which included the $700.0 million term loan and the $530.0 million revolving credit facility), as well as to pay the new debt issuance costs incurred for the refinancing. The $1.5 billion debt financing agreement is secured by substantially all of the assets in the United States that are not encumbered under the Company's other financing agreements.

The Company recognized a $34.0 million loss on debt extinguishment during the year ended December 31, 2011, in connection with the July 26, 2011 $1.5 billion debt financing agreement. The loss was comprised of: (1) $20.9 million of debt issuance costs from the terminated $1.23 billion debt financing agreement, (2) $8.9 million of remaining original issue discount from the terminated $1.23 billion debt financing agreement and (3) $4.2 million of debt issuance costs from the $1.5 billion debt financing agreement. The $34.0 million loss was classified as loss on debt extinguishment in the consolidated statements of operations.

(3)
On December 16, 2008, debt related to the Company's international operations was refinanced by entering into a secured credit agreement ("Facilities Agreement"). The Facilities Agreement includes a Euro denominated term loan and a multicurrency revolving credit facility. The term loan principal payments commenced in December 2009 and it matures on December 16, 2015. The multicurrency revolving credit facility used for financing working capital and general business needs, was renewed in 2013 and will expire on December 16, 2014. At December 31, 2013, the Company's international operations had borrowings of $2.3 million under the multicurrency revolving credit facility, leaving $14.3 million available for future borrowing. The terms of the Facilities Agreement include certain financial covenants, a guarantee of the Facilities Agreement by the Company and a security agreement that includes collateralizing substantially all of the Quad/Winkowski assets. The facilities bear interest at the aggregate of the Warsaw Interbank Offered Rate ("WIBOR") or the Euro Interbank Offered Rate ("EURIBOR") and margin.

(4)
During 2013, the Company refinanced certain equipment leases with $17.1 million in equipment term loans secured by the formerly leased equipment. The equipment term loans bear interest at a fixed rate of 4.75%, require quarterly payments and have five year terms expiring during 2018. The purchase of these assets resulted in $12.8 million of non-cash investing and financing activities, which represents the $17.1 million in equipment term loans net of $4.3 million of eliminated capital lease obligations (see Note 1, "Basis of Presentation and Summary of Significant Accounting Policies").

Based upon the interest rates available to the Company for borrowings with similar terms and maturities, the fair value of the Company's total debt was approximately $1.4 billion and $1.3 billion at December 31, 2013 and 2012, respectively. The fair value determination of the Company's total debt was categorized as Level 2 in the fair value hierarchy (see Note 18, "Financial Instruments and Fair Value Measurements," for the definition of Level 2 inputs). As of December 31, 2013, approximately $3.0 billion of the Company's assets were pledged as security under various loans and other agreements.

Debt Issuance Costs

Activity impacting the Company's debt issuance costs for the years ended December 31, 2013, and 2012, was as follows:

Capitalized Debt Issuance Costs
Balance at January 1, 2012	$20.2
Debt issuance costs paid from December 2012 amendment(1)	2.1
Amortization	(4.4)
Balance at December 31, 2012	$17.9
Amortization	(4.0)
Balance at December 31, 2013	$13.9
______________________________

(1)
The Company incurred $2.1 million of debt issuance costs in connection with the December 19, 2012, $1.5 billion debt financing agreement amendment for the extension of the maturity dates on the $850.0 million revolving credit facility and the $450.0 million Term Loan A. These debt issuance costs have been accounted for as capitalized debt issuance costs and are classified as other long-term assets in the consolidated balance sheets. The costs are being amortized on a straight-line basis over the five year lives of the related debt instruments.

Amortization expense for debt issuance costs was $4.0 million, $4.4 million and $7.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Covenants and Compliance

As of December 31, 2013, the Company's various lending arrangements included certain financial covenants (all financial terms, numbers and ratios are as defined in the Company's debt agreements). Among these covenants, the Company was required to maintain the following as of December 31, 2013 (for each covenant, the most restrictive measurement has been included below):

•
On a rolling twelve-month basis, the total leverage ratio, defined as total consolidated debt to consolidated EBITDA (as defined in the debt agreement), shall not exceed 3.50 to 1.00 (for the twelve months ended December 31, 2013, the Company's leverage ratio was 2.39 to 1.00).

•
On a rolling twelve-month basis, the minimum interest coverage ratio, defined as consolidated EBITDA to consolidated cash interest expense, shall not be less than 3.50 to 1.00 (for the twelve months ended December 31, 2013, the Company's interest coverage ratio was 7.34 to 1.00).

•
On a rolling twelve-month basis, the fixed charge coverage ratio, defined as consolidated EBITDA and rent expense to interest and rent expense, shall not be less than 1.50 to 1.00 (for the twelve months ended December 31, 2013, the Company's fixed charge coverage ratio was 4.26 to 1.00).

•
Consolidated net worth of at least $745.8 million plus 40% of positive consolidated net income cumulatively for each year. As of December 31, 2013, consolidated net worth must be at least $793.9 million (as of December 31, 2013, the Company's consolidated net worth under the most restrictive covenant per the various debt agreements was $1.21 billion).

In addition to those covenants, the $1.5 billion debt financing agreement also includes certain limitations on acquisitions, indebtedness, liens, dividends and repurchases of capital stock. If the Company's total leverage ratio is greater than 3.00 to 1.00 (total leverage ratio as defined in the debt financing agreement), the Company is prohibited from making greater than $120.0 million of annual dividend payments, capital stock repurchases and certain other payments. If the total leverage ratio is less than 3.00 to 1.00, there are no such restrictions.

Approximate annual principal amounts due on long-term debt are as follows during the years ending December 31:

2014	$127.6
2015	163.3
2016	116.0
2017	532.1
2018	228.0
2019	36.2
2020 – 2024	104.6
2025 – 2029	56.8
2030 – 2034	22.3
2035 – 2036	6.4
Total	$1,393.3